Recovery of Erroneously Awarded Compensation	Oct. 24, 2024
Restatement Determination Date [Axis]: 2024-10-24
Erroneously Awarded Compensation Recovery [Table]
Erroneous Compensation Analysis [Text Block]	In accordance with the final rules adopted by the SEC and Nasdaq implementing the incentive-based compensation recovery provisions of the Dodd-Frank Act, our Board approved the Arrive AI Inc. Compensation Recovery Policy, effective as of October 24, 2024, which provides that in the event the Company is required to restate any of its financial statements that have been filed with the SEC, then the Compensation Committee will seek to recover any erroneously awarded performance-based incentive-based compensation (including any performance-based cash and equity awards and salary increases earned wholly or in part based on the attainment of financial performance goals) received by any person who is or was a Section 16 officer during the three-fiscal year recovery period. A copy of our Compensation Recovery Policy, including any amendments thereto, is filed as Exhibit 97.1 in our Annual Report on Form 10-K.